UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05970

Cash Account Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  4/30

Date of reporting period:  7/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2012 (Unaudited)

Cash Account Trust-Money Market Portfolio
	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 11.7%
Banco del Estado de Chile:
0.33%, 9/20/2012	11,500,000	11,500,000
0.36%, 9/7/2012	5,000,000	5,000,000
Bank of Montreal, 0.2%, 8/13/2012	10,000,000	10,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.35%, 8/14/2012	17,500,000	17,500,631
China Construction Bank Corp.:
0.35%, 8/27/2012	5,000,000	5,000,000
0.4%, 8/1/2012	3,300,000	3,300,000
0.4%, 8/7/2012	4,500,000	4,500,000
0.4%, 8/14/2012	5,000,000	5,000,000
Credit Suisse, 0.33%, 9/10/2012	4,000,000	4,000,305
DZ Bank:
0.3%, 8/21/2012	10,000,000	10,000,000
0.33%, 8/23/2012	14,000,000	14,000,000
0.75%, 9/4/2012	9,000,000	9,003,136
Industrial & Commercial Bank of China:
0.35%, 8/3/2012	5,000,000	5,000,000
0.4%, 8/1/2012	5,000,000	5,000,000
Nordea Bank Finland PLC:
0.28%, 9/18/2012	10,000,000	9,999,599
0.29%, 9/7/2012	10,000,000	10,000,000
Norinchukin Bank, 0.2%, 8/24/2012	6,000,000	6,000,000
Rabobank Nederland NV:
0.35%, 8/16/2012	10,000,000	10,000,042
0.4%, 12/14/2012	12,000,000	12,001,347
Skandinaviska Enskilda Banken AB:
0.25%, 8/3/2012	12,000,000	12,000,000
0.49%, 8/23/2012	7,500,000	7,500,000
Svenska Handelsbanken AB, 0.31%, 9/28/2012	26,000,000	26,000,209

Total Certificates of Deposit and Bank Notes (Cost $202,305,269)		202,305,269
Collateralized Mortgage Obligation 0.3%
The Superannuation Members Home Loan Programme, "A1", Series 2012-1, 0.647% *, 3/20/2013 (Cost $5,000,000)	5,000,000	5,000,000
Commercial Paper 45.7%
Issued at Discount ** 42.4%
Alpine Securitization:
144A, 0.22%, 8/6/2012	7,500,000	7,499,771
144A, 0.22%, 8/29/2012	20,500,000	20,496,492
Autobahn Funding Co., LLC, 144A, 0.49%, 10/9/2012	7,500,000	7,492,956
Barclays Bank PLC, 0.19%, 8/2/2012	10,000,000	9,999,947
BNP Paribas Finance, Inc., 0.16%, 8/1/2012	32,000,000	32,000,000
Coca-Cola Co., 0.23%, 9/5/2012	12,000,000	11,997,317
Collateralized Commercial Paper Co., LLC:
0.25%, 8/30/2012	55,000,000	54,988,924
0.45%, 10/16/2012	25,000,000	24,976,250
DNB Bank ASA, 0.305%, 9/11/2012	10,000,000	9,996,526
eBay, Inc., 144A, 0.17%, 9/19/2012	10,000,000	9,997,686
Erste Abwicklungsanstalt:
0.385%, 9/10/2012	8,650,000	8,646,300
0.4%, 9/5/2012	8,000,000	7,996,889
0.45%, 12/7/2012	8,500,000	8,486,400
0.52%, 12/4/2012	5,000,000	4,990,972
0.54%, 11/9/2012	6,000,000	5,991,000
0.57%, 8/31/2012	10,000,000	9,995,250
0.57%, 1/8/2013	3,500,000	3,491,133
0.58%, 10/18/2012	7,500,000	7,490,575
0.64%, 9/28/2012	8,000,000	7,991,751
0.68%, 8/13/2012	4,000,000	3,999,093
0.72%, 9/4/2012	3,000,000	2,997,960
0.83%, 8/2/2012	4,000,000	3,999,908
General Electric Capital Corp., 0.34%, 10/22/2012	15,000,000	14,988,383
Google, Inc., 0.12%, 10/2/2012	5,000,000	4,998,967
Gotham Funding Corp.:
144A, 0.21%, 8/9/2012	5,000,000	4,999,767
144A, 0.22%, 8/1/2012	35,500,000	35,500,000
Hannover Funding Co., LLC:
0.499%, 8/7/2012	5,000,000	4,999,583
0.5%, 8/3/2012	4,000,000	3,999,889
0.5%, 8/17/2012	4,000,000	3,999,111
Kells Funding LLC:
144A, 0.43%, 8/28/2012	5,000,000	4,998,387
144A, 0.54%, 10/1/2012	25,000,000	24,977,125
144A, 0.58%, 9/20/2012	7,000,000	6,994,361
144A, 0.58%, 11/2/2012	5,000,000	4,992,508
144A, 0.59%, 8/23/2012	17,500,000	17,493,690
144A, 0.59%, 1/22/2013	3,000,000	2,991,445
144A, 0.65%, 8/3/2012	3,000,000	2,999,892
144A, 0.68%, 8/21/2012	5,000,000	4,998,111
Kreditanstalt fuer Wiederaufbau, 144A, 0.21%, 9/13/2012	10,000,000	9,997,492
National Australia Funding (Delaware), Inc., 144A, 0.2%, 8/8/2012	6,000,000	5,999,767
Nieuw Amsterdam Receivables Corp.:
144A, 0.2%, 8/20/2012	24,500,000	24,497,414
144A, 0.2%, 8/24/2012	17,000,000	16,997,828
NRW.Bank:
0.26%, 8/1/2012	32,500,000	32,500,000
0.315%, 9/6/2012	5,000,000	4,998,425
0.37%, 9/25/2012	38,000,000	37,978,519
Rabobank U.S.A. Financial Corp., 0.41%, 12/27/2012	14,000,000	13,976,402
SBAB Bank AB:
144A, 0.43%, 10/22/2012	10,000,000	9,990,206
144A, 0.48%, 9/5/2012	5,000,000	4,997,667
144A, 0.51%, 8/1/2012	5,000,000	5,000,000
144A, 0.51%, 9/14/2012	3,000,000	2,998,130
144A, 0.51%, 9/17/2012	10,000,000	9,993,342
144A, 0.55%, 9/24/2012	22,000,000	21,981,850
144A, 0.55%, 9/25/2012	13,500,000	13,488,656
Siemens Capital Co., LLC, 144A, 0.2%, 9/13/2012	37,500,000	37,491,042
Skandinaviska Enskilda Banken AB, 0.27%, 8/24/2012	8,500,000	8,498,534
Standard Chartered Bank, 0.33%, 10/1/2012	13,900,000	13,892,228
Straight-A Funding LLC:
144A, 0.18%, 10/4/2012	5,387,000	5,385,276
144A, 0.18%, 10/10/2012	15,000,000	14,994,750
Total Capital Canada Ltd., 144A, 0.2%, 12/6/2012	7,500,000	7,494,708
UOB Funding LLC, 0.3%, 11/5/2012	12,500,000	12,490,000
Victory Receivables Corp.:
144A, 0.2%, 8/23/2012	3,000,000	2,999,633
144A, 0.21%, 8/6/2012	3,000,000	2,999,913
Westpac Banking Corp., 0.55%, 8/1/2012	4,000,000	4,000,000

		735,096,101
Issued at Par * 3.3%
ASB Finance Ltd.:
144A, 0.498%, 2/13/2013	6,000,000	6,000,000
144A, 0.695%, 2/1/2013	5,000,000	4,999,494
Australia & New Zealand Banking Group Ltd., 144A, 0.294%, 11/26/2012	25,000,000	25,000,000
Kells Funding LLC, 144A, 0.565%, 1/17/2013	15,000,000	15,000,000
Westpac Banking Corp., 144A, 0.524%, 10/26/2012	7,000,000	7,000,000

		57,999,494

Total Commercial Paper (Cost $793,095,595)		793,095,595
Short-Term Notes * 13.7%
Bank of Nova Scotia:
0.31%, 1/9/2013	17,500,000	17,500,000
0.546%, 12/11/2012	12,000,000	12,000,000
Canadian Imperial Bank of Commerce:
0.468%, 4/26/2013	12,000,000	12,000,000
0.505%, 2/7/2013	8,000,000	8,000,000
0.51%, 4/26/2013	17,500,000	17,500,000
Commonwealth Bank of Australia, 144A, 0.505%, 3/1/2013	18,000,000	18,000,000
General Electric Capital Corp., 0.595%, 11/1/2012	5,350,000	5,353,496
JPMorgan Chase Bank NA, 0.527%, 12/7/2012	23,500,000	23,500,000
National Australia Bank Ltd.:
0.295%, 10/29/2012	2,000,000	2,000,000
0.508%, 3/8/2013	25,000,000	25,000,000
Queensland Treasury Corp., 0.49%, 11/19/2012	14,000,000	14,000,000
Rabobank Nederland NV:
0.398%, 8/16/2012	12,000,000	12,000,000
0.553%, 1/23/2013	10,000,000	10,000,000
144A, 0.605%, 8/16/2014	12,000,000	12,000,000
0.615%, 5/7/2013	10,000,000	10,000,000
Royal Bank of Canada, 0.54%, 6/4/2013	4,500,000	4,500,000
Sumitomo Mitsui Banking Corp., 0.37%, 3/15/2013	8,000,000	8,000,000
Svensk Exportkredit AB, 144A, 0.43%, 5/22/2013	4,000,000	4,000,000
Svenska Handelsbanken AB, 144A, 0.426%, 8/7/2012	8,000,000	8,000,000
Westpac Banking Corp.:
0.508%, 8/9/2013	9,000,000	9,000,000
0.645%, 2/6/2013	5,000,000	5,000,000

Total Short-Term Notes (Cost $237,353,496)		237,353,496
Government & Agency Obligations 11.3%
U.S. Government Sponsored Agencies 4.7%
Federal Home Loan Bank:
0.036% **, 8/2/2012	12,000,000	11,999,977
0.2%, 11/19/2012	7,000,000	7,000,888
0.22% *, 11/8/2013	3,500,000	3,498,229
0.23%, 4/25/2013	5,000,000	5,000,000
0.36%, 5/16/2013	4,000,000	4,003,528
Federal Home Loan Mortgage Corp.:
0.099% **, 10/2/2012	7,000,000	6,998,794
0.116% **, 8/28/2012	10,000,000	9,999,100
0.121% **, 8/14/2012	8,500,000	8,499,601
0.179% **, 1/9/2013	8,000,000	7,993,560
1.375%, 1/9/2013	3,000,000	3,015,483
Federal National Mortgage Association:
0.128% **, 9/27/2012	3,000,000	2,999,383
0.158% **, 10/1/2012	10,000,000	9,997,289

		81,005,832
U.S. Treasury Obligations 6.6%
U.S. Treasury Notes:
0.375%, 8/31/2012	18,501,000	18,504,402
0.375%, 9/30/2012	5,000,000	5,002,021
0.625%, 2/28/2013	11,250,000	11,280,062
1.375%, 10/15/2012	20,000,000	20,050,011
1.375%, 1/15/2013	29,000,000	29,157,247
1.375%, 3/15/2013	8,200,000	8,260,944
2.5%, 3/31/2013	5,000,000	5,077,039
3.375%, 11/30/2012	8,000,000	8,084,593
4.0%, 11/15/2012	10,000,000	10,110,436

		115,526,755

Total Government & Agency Obligations (Cost $196,532,587)		196,532,587
Time Deposits 4.2%
Citibank NA, 0.18%, 8/1/2012	29,000,000	29,000,000
National Australia Bank Ltd., 0.11%, 8/1/2012	25,000,000	25,000,000
Royal Bank of Canada, 0.1%, 8/1/2012	18,500,000	18,500,000

Total Time Deposits (Cost $72,500,000)		72,500,000
Repurchase Agreements 13.1%
BNP Paribas, 0.18%, dated 7/31/2012, to be repurchased at $30,000,150 on 8/1/2012 (a)	30,000,000	30,000,000
Citigroup Global Markets, Inc., 0.17%, dated 7/26/2012, to be repurchased at $75,002,479 on 8/2/2012 (b)	75,000,000	75,000,000
JPMorgan Securities, Inc., 0.17%, dated 7/31/2012, to be repurchased at $25,000,118 on 8/1/2012 (c)	25,000,000	25,000,000
JPMorgan Securities, Inc., 0.33%, dated 7/25/2012, to be repurchased at $10,000,642 on 8/1/2012 (d)	10,000,000	10,000,000
Merrill Lynch & Co., Inc., 0.16%, dated 7/31/2012, to be repurchased at $15,618,973 on 8/1/2012 (e)	15,618,904	15,618,904
Merrill Lynch & Co., Inc., 0.18%, dated 7/31/2012, to be repurchased at $22,000,110 on 8/1/2012 (f)	22,000,000	22,000,000
Morgan Stanley & Co., Inc., 0.19%, dated 7/31/2012, to be repurchased at $50,000,264 on 8/1/2012 (g)	50,000,000	50,000,000

Total Repurchase Agreements (Cost $227,618,904)		227,618,904

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,734,405,851) †	100.0	1,734,405,851
Other Assets and Liabilities, Net	0.0	(72,972)

Net Assets	100.0	1,734,332,879

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2012.

**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $1,734,405,851.
(a)	Collateralized by $27,763,631 Government National Mortgage Association, 4.0%, maturing on 11/15/2041 with a value of $30,600,001.

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
47,564,729	Federal Home Loan Mortgage Corp.	4.0-4.5	8/1/2040-8/1/2042	51,291,693
23,239,298	Federal National Mortgage Association	4.0	7/1/2042	25,170,003
34,435	Government National Mortgage Association	4.5	3/20/2041	38,304
Total Collateral Value				76,500,000

(c)	Collateralized by $33,655,000 U.S. Treasury STRIPS, maturing on 8/15/2025 with a value of $25,503,086.
(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
8,930	Brazos Higher Education Authority	0.578	9/25/2023	12,652
9,702,075	Educational Funding of the South, Inc.	1.101	4/25/2035	9,421,388
1,019,994	GCO Education Loan Funding Trust	Zero Coupon	8/27/2046	966,360
Total Collateral Value				10,400,400

(e)	Collateralized by $14,924,000 U.S. Treasury Note, 1.875%, maturing on 9/30/2017 with a value of $15,931,370.
(f)	Collateralized by $20,217,048 Federal National Mortgage Association, 4.0%, maturing on 8/1/2042 with a value of $22,440,000.
(g)	Collateralized by $48,192,817 Federal National Mortgage Association, 3.0%, with the various maturity dates of 4/1/2027-5/1/2027 with a value of $51,000,000.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities(h)	$—	$1,506,786,947	$—	$1,506,786,947
Repurchase Agreements	—	227,618,904	—	227,618,904
Total	$—	$1,734,405,851	$—	$1,734,405,851

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended July 31, 2012.
(h)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Money Market Portfolio, a series of Cash Account Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 18, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 18, 2012